SUPPLEMENTARY CASH FLOW INFORMATION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SUPPLEMENTARY CASH FLOW INFORMATION
Cash on hand and at bank	$ 8,007,009	$ 10,689,181
Cash equivalents	8,832,950	11,261,030
Cash and cash equivalents	$ 16,839,959	$ 21,950,211	$ 6,296,312